Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document And Entity Information
Entity Registrant Name	China Grand Resorts, Inc.
Entity Central Index Key	0000860543
Document Type	10-Q
Document Period End Date	Jun 30, 2011
Amendment Flag	true
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	3,272,311
Amendment Description	10-Q A-1
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2011

Balance Sheets (Unaudited) (USD $)	Jun. 30, 2011	Sep. 30, 2010
Current Assets
Cash and cash equivalents	$ 32,455	$ 78,373
Other receivables	10,496	10,379
Security deposit	16,909
Total Current Assets	59,860	88,752
Property and equipment, net	26,473	31,957
Security deposit		16,330
[AssetsNoncurrent]	26,473	48,287
Total Assets	86,333	137,039
Current Liabilities
Other payables	15,365	32,554
Loan from related parties	761,146	596,565
Total Current Liabilities	776,511	629,119
Total Liabilities	776,511	629,119
Stockholders' Deficiency
Common stock, $0.001 par value, authorized 1,750,000,000 shares, 3,272,311 shares issued and outstanding as of June 30, 2011 and September 30, 2010	3,272	3,272
Additional paid-in capital	10,099,040	10,099,040
Accumulated deficit	(10,866,998)	(10,655,326)
Accumulated other comprehensive income	74,508	60,934
Total Stockholders' Deficiency	(764,686)	(553,014)
Total Liabilities and Stockholders’ Deficiency	$ 86,333	$ 137,039

Statements of Operations (USD $)	3 Months Ended		9 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
General and administrative expenses	$ 46,789	$ 64,113	$ 154,104	$ 209,610
Depreciation and amortization	2,191	1,643	6,487	4,500
OPERATING LOSS	(48,980)	(65,756)	(160,591)	(214,110)
Interest income(expense)	(7,328)	(3,116)	(19,683)	(6,374)
Other expenses	(27)	(390)	(273)	(390)
TOTAL OTHER EXPENSES, NET	(7,355)	(3,506)	(19,956)	(6,764)
LOSS BEFORE INCOME TAX	(56,335)	(69,262)	(180,547)	(220,874)
Income tax expenses
NET LOSS	(56,335)	(69,262)	(180,547)	(220,874)
Foreign currency translation adjustment	(7,359)	(1,482)	13,573	(1,591)
TOTAL COMPREHENSIVE LOSS	$ (63,694)	$ (70,744)	$ (166,974)	$ (222,465)
Weighted average number of common stock outstanding -basic and diluted	3,272,311	3,272,311	3,272,311	3,272,311
Net (loss) earnings per share	$ (0.02)	$ (0.02)	$ (0.05)	$ (0.07)
(Loss) earnings per share from continuing operations -basic and diluted	$ (0.02)	$ (0.02)	$ (0.05)	$ (0.07)
Earnings (loss) per share from discontinued operations -basic and diluted

Statements of Cash Flows (USD $)	9 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities :
Net loss	$ (180,547)	$ (220,874)
Adjustments to reconcile net loss to net cash used in operating activities :
Depreciation and amortization	6,487	4,500
Change in operating assets and liabilities:
Other receivables	(696)	(12,681)
Other payables	(17,189)	(85,535)
Net cash used in operating activities	(191,945)	(314,590)
CASH FLOWS FROM INVESTING ACTIVITIES
(Purchase of ) proceeds from sale of property and equipment		(29,578)
Purchase of intangible assets		(1,577)
Net cash provided by (used in) investing activities		(31,155)
Cash flows from financing activities :
Repayment to related parties for loans		(49,072)
Advances from shareholders	164,581	517,733
Net cash provided by financing activities	164,581	468,661
Effect of exchange rate fluctuations on cash	(18,554)	(1,765)
Net (decrease)/ increase in cash and cash equivalents	(45,918)	121,152
Cash and cash equivalents at beginning of year	78,373	26,424
Cash and cash equivalents at end of year	$ 32,455	$ 147,576

BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES

The accompanying unaudited consolidated financial statements of China Grand Resorts, Inc. (“CGND”) and its wholly owned subsidiaries including Sun New Media Transaction Service Ltd. (“SNMTS”), China Focus Channel Development Co., Ltd (“CFCD”) and Key Proper Holdings Limited (“KPH”), defined herein below, collectively referred to as the “Company” or “we" have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission and in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). Certain information and footnote disclosures normally included in the consolidated financial statements prepared in accordance with US GAAP have been condensed or omitted in accordance with such rules and regulations. The information furnished in the interim consolidated financial statements includes normal recurring adjustments and reflects all adjustments that, in the opinion of management, are necessary for a fair presentation of such consolidated financial statements. Although management believes the disclosures and information presented are adequate to make the information not misleading, it is suggested that these interim consolidated financial statements be read in conjunction with the Company's most recent audited consolidated financial statements and notes included in its annual report on Form 10-K/A for the fiscal year ended September 30, 2010 filed on January 20, 2011. Operating results for the three months ended June 30, 2011, are not necessarily indicative of the results that may be expected for longer periods or the entire year.

On November 16, 2009, the Company effected a 20 for 1 reverse split of our issued and outstanding common stock. The par value and our total number of authorized shares were unaffected by the reverse stock split. All shares and per share amounts in these consolidated financial statements and note thereto have been retrospectively adjusted to all periods presented to give effect to the reverse stock split.

(a) Organization

The Company was incorporated in the State of Nevada on September 21, 1989 under the name Fulton Ventures, Inc. On September 19, 2002, we changed our name to Asia Premium Television Group, Inc., and on November 16, 2009, we changed our name to China Grand Resorts, Inc. to more accurately reflect our business focus.

On March 30, 2009, we completed an acquisition pursuant to an Acquisition Agreement (the “Acquisition Agreement”) with the shareholders of GlobStream Technology Inc. (“GlobStream”) to acquire 100% of GlobStream, a Cayman Islands corporation for  $156,000. GlobStream was founded by Dr. Wenjun Luo, one of our previous directors. In May 2009, we terminated the operations related to GlobStream because the mobile phone multi-media and advertising businesses of GlobStream were not performing well. Effective on August 1, 2009, the Company used the ownership in GlobStream, among other more material considerations, to acquire from Beijing Hua Hui Hengye Investment Limited, the commercial income rights as detailed below – acquisition of commercial income rights.

On July 1, 2007, the Company acquired 100% interest of Sun New Media Transactional Services Limited (“SNMTS”), a company incorporated in Hong Kong, and its wholly owned subsidiary China Focus Channel Development Co., Ltd (“CFCD”), a company incorporated in the People’s Republic of China, from a third party for limited consideration. In December 2009, the Company incorporated Key Prosper Holdings Limited (“KPH”), a company incorporated in the British Virgin Islands.

Below is the current organizational chart of the Company:

CHINA GRAND RESORTS, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

(stated in US dollars)

(1) DESCRIPTION OF BUSINESS AND ORGANIZATION – CONTINUED

(a) Organization - Continued

Acquisition of commercial income rights

On August 1, 2009, the Company entered into a subscription and asset sale agreement (the “Agreement”) with Beijing Hua Hui Hengye Investment Ltd. (“Hua Hui”), an unaffiliated PRC company. Hua Hui is an affiliate of The Beijing Hua Hui Corporation, a PRC real estate construction and development conglomerate that specializes in constructing and developing travel, resorts, hotels, and apartment properties in popular tourist and other destinations within the PRC. Under the Agreement, we received from Hua Hui the commercial income rights to 10,000 square meters of a 17 story apartment building in the Huadun Changde International Hotel’s Apartment Complex located in the city of Changde, Hunan Province (“Project”). The Project is currently under development by Hua Hui and is expected to be completed at the end of calendar year 2011

The Project consists of a total of 215,000 square meters located on an approximately 3.6 acre piece of land. The Project when completed, at the end of calendar year 2011, will be comprised of a total 128 apartments, of which we will have the commercial rights to approximately 64 apartments. The commercial income rights means the exclusive right to own and/or receive any and all income and proceeds derived from these apartments pursuant to this Project in any capacity These rights were valued at approximately  $8,777,000 by an independent valuer and we agreed to pay a total of  $7,317,000 as consideration. In this regard,, we agreed to issue to Hua Hui, 2,774,392 shares of our common stock valued at  $2.4 per share (the closing price of the Company’s common stock on the transaction date, August 1, 2009 after giving effect of 20 for 1 reverse split) for a total stock value of  $6,658,536 and transferred to Hua Hui certain other Company assets valued at  $658,241. These assets consisted of all of our shares of the GlobStream, certain assets of both Sun New Media Transaction Services Limited and China Focus Channel Development Co., Ltd, and other miscellaneous assets of ours.

On September 8, 2009, we satisfied the issuance of the 2,774,392 shares by issuing 832,318 shares to Wise Gold Investment Ltd., a British Virgin Island company acting on behalf of Hua Hui. On that same date, we also issued 1,942,074 shares of common stock to Blossom Grow Holdings Limited, a British Virgin Island company, as escrow agent under an escrow agreement by and among us, the escrow agent, and Hua Hui. The escrow agent will hold the escrow shares pending completion of the Project which is expected to occur at or near the end of calendar 2010. If the escrow agent receives written instructions from the Company that the Project is completed in accordance with the terms of the Agreement, the escrow agent will release the escrow shares to Hua Hui. However, if after the projected completion date, the Project has not been completed, the escrow shares will continue to be held at escrow for one year. If after one year, the project still has not been completed, then the Company and Hua Hui will negotiate an agreement to deal with the escrow shares. Due to certain architectural change implemented by Hua Hui to improve quality, style and appearance of the Project, Hua Hui has informed us that the Project is expected to be completed near the end of calendar year 2011. All permits concerning the Project have been acquired from governmental authorities, and the construction of the Project is approximately 85% completed as the date hereof. During the escrow period, Hua Hui will be able to vote such shares provided it has reached an agreement with us on such matter(s). As a result, Hua Hui and Mr. Menghua Liu, Hua Hui’s Chairman and sole shareholder and the Company’s Chairman and Chief Executive Office, are deemed the beneficial owner of such shares. After giving effect to the transaction, Hua Hui became the Company’s majority shareholder and beneficially owns approximately 84.8% Company’s outstanding shares.

With respect to the Project, Hua Hui will be responsible for project marketing and perform the actual unit sales. We expect to pay Hua Hui a sales commission of not less than 0.5% and not more than 8% of the unit sales price and we will receive the remainder of the unit sales price.  As of the date of this report, we do not have any formal agreements or arrangements with any developer or Hua Hui for fees that we will earn, or fees that we will pay Hua Hui.

CHINA GRAND RESORTS, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

(stated in US dollars)

(1) DESCRIPTION OF BUSINESS AND ORGANIZATION – CONTINUED

(b) Nature of prior businesses

During most of calendar 2008, our business focus was based on the interest acquisition in Jiangxi Hongcheng Tengyi Telecommunication Company, Ltd (“JXHC”) and the Provincial Class One Full Service Operator license for the Jiangxi Province from Union Max Enterprises Ltd. We attempted to provide ancillary services for cell-phone customers in Jiangxi Province whereby customers could buy minutes on the fly using their debit card or bank account. However, in December 2008, due to third party issues which negatively affected our ability to launch that business, we determined to terminate that business which resulted in a sale of our interests to an unaffiliated third party effective in March 2009 for  $100.

BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
BASIS OF PRESENTATION

The Company’s unaudited consolidated financial statements are prepared in accordance with US GAAP and applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business.

(a) Consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries, SNMTS, CFCD and KPH. All inter-company balances and transactions between the entities have been eliminated in consolidation.

(b) Going Concern and Management Plan

As of June 30, 2011, the Company had an accumulated deficit totaling  $10,866,998 and negative working capital  $716,651 The Company suffered a loss of  $56,335 for the three months ended June 30, 2011 and  $69,262 for the three months ended June 30, 2010. In view of the matters described above, the appropriateness of the going concern basis is dependent upon continuing operations of the Company, which in turn is dependent upon the Company's ability to raise additional capital, obtain financing and succeed in its future operations. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

As a result of the transaction with Hua Hui as discussed in Note 1(a), we received the commercial income rights of the Project.

The Company is actively pursuing additional capital in an effort to fund its ongoing capital requirements, as well as seeking agreements with potential strategic partners to develop a new business strategy, other than its ownership of the commercial income rights to the Project.

(c) Use of estimates

The preparation of the financial statements in conformity with US GAAP requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the years presented. Actual results could differ from those estimates. The Company bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Company's consolidated financial statements include allowance for doubtful accounts, estimated useful lives and contingent liabilities.

CHINA GRAND RESORTS, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

(stated in US DOLLARS)

(2) BASIS OF PRESENTATION – CONTINUED

(d) Recently issued accounting standards

Effective January 1, 2010, the Company adopted the provisions in ASU 2010-06, “Fair Value Measurements and Disclosures (ASC Topic 820): Improving Disclosures about Fair Value Measurements, which requires new disclosures related to transfers in and out of levels 1 and 2 and activity in level 3 fair value measurements, as well as amends existing disclosure requirements on level of disaggregation and inputs and valuation techniques. The adoption of the provisions in ASU 2010-06 did not have an impact on the Company’s consolidated financial statements.

In February 2010, the Financial Accounting Standards Board (“FASB”) issued authoritative guidance that amends the disclosure requirements related to subsequent events. This guidance includes the definition of a Securities and Exchange Commission filer, removes the definition of a public entity, redefines the reissuance disclosure requirements and allows public companies to omit the disclosure of the date through which subsequent events have been evaluated. This guidance is effective for financial statements issued for interim and annual periods ending after February 2010. This guidance did not materially impact the Company’s results of operations or financial position, but did require changes to the Company’s disclosures in its financial statements.

In April 2010, the FASB issued ASU No. 2010-13 – Compensation – Stock Compensation (Topic 718), which addresses the classification of an employee share-based payment award with an exercise price denominated in the currency of a market in which the underlying equity security trades. This Update provides amendments to Topic 718 to clarify that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity’s equity securities trades should not be considered to contain a condition that is not a market, performance, or service condition. Therefore, an entity would not classify such an award as a liability if it otherwise qualifies as equity. The amendments in this Update are effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2010. The Company expects that the adoption of the amendments in this Update will not have any significant impact on its financial position and results of operations.

In April 2010, the EITF issued “Revenue Recognition – Milestone Method.” This issue provides guidance on defining a milestone and determining when it may be appropriate to apply the milestone method of revenue recognition for research or development transactions. This issue is effective on a prospective basis for milestones achieved in fiscal years beginning after June 15, 2010. Early adoption is permitted. The Company is currently evaluating the potential impact of this issue.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s consolidated financial statements upon adoption.

PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
PROPERTY AND EQUIPMENT, NET

The following is a summary of property and equipment, at cost, less accumulated depreciation:

	As of
	June 30, 2011	September 30, 2010
	(Unaudited)	(Audited)

Computer software	$1,655	$1,598
Office equipment	20,897	20,181
Leasehold improvement	19,671	18,996
	42,223	40,775
Less: accumulated depreciation and amortization	15,750	(8,818)
Property and equipment, net	$26,473	$31,957

Depreciation and amortization expenses for the three months ended June 30, 2011 and 2010 were  $2,191 and  $1,643 respectively.

OTHER PAYABLES	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
OTHER PAYABLES

Other payables consist of the following:

	As of
	June 30, 2011	September 30, 2010
	(Unaudited)	(Audited)
	$15,365	$32,554
Other Payables

                The balances of other payables mainly include audit fees and other office expense payables.

RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
RELATED PARTY TRANSACTIONS

Loan from related parties

As of
	June 30, 2011	September 30, 2010
	(Unaudited)	(Audited)

Redrock Capital Venture Limited (a)	100,280	100,280
Beijing Hua Hui Hengye Investment Limited (b)	660,866	496,285
Total	761,146	596,565

(a) Commencing in June 2009, we began receiving loans from time to time from Redrock Capital Venture Limited, a minority shareholder, for working capital purposes. The amount due to Redrock is due on demand and bears no interest.

CHINA GRAND RESORTS, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

(stated in US DOLLARS)

(5) RELATED PARTY TRANSACTIONS - CONTINUED

(b) Commencing in October 2009, we began receiving loans from time to time from Hua Hui, our largest shareholder, for working capital purposes. As of June 30, 2011, the amount due to Hua Hui is  $660,866, which is due on demand and bears interest at the prevailing rate charged by the PRC Central Bank. The interest accrued for the three months amounted to approximately  $7,349 and the effective interest rate of the loans was 5.19%.

CAPITAL STOCK	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
CAPITAL STOCK

(a) Common stock

On September 8, 2009, pursuant to the transaction with Hua Hui on August 1, 2009, the Company issued 832,318 shares of its common stock to Wise Gold Investment Ltd., a British Virgin Island company acting on behalf of Hua Hui. In addition, on that same date, it issued 1,942,074 shares of common stock to Blossom Grow Holdings Limited, a British Virgin Island company, as escrow agent under an escrow agreement by and among the Company, the escrow agent, and Hua Hui.

Effective on November 16, 2009, we effected a 20 for 1 reverse split of our issued and outstanding common stock. This reverse stock split already gave retroactive effect in the computation of basis and diluted EPS for all period presented accordingly.

As of June 30, 2011, the Company had 3,272,311 shares issued and outstanding.

(b) Warrants/options

On July 22, 2007, 60,000 common stock warrants were issued to Investors. Under the Warrant, the investors have the right, for a period of three years from the date of such warrant, to purchase a total of 60,000 shares of the Company’s common stock. The per share exercise price of the Warrant is  $33. The warrants expired on July 21, 2010.

On July 4, 2008, pursuant to the Stock Purchase Agreement made and entered into by the Company and Her Village Limited, we issued warrants to the investor for the option to purchase 50,000 shares of Common Stock with an exercise price of  $20 per share and an expiration date of 18 months from the date of issuance. The warrants expired on January 3, 2010.

On June 28, 2009, pursuant to the Acquisition Agreement made and entered into by the Company and GlobStream, the Company issued warrants to Mr. Luo Wenjun for the option to purchase 7,782 shares of common stock with an exercise price of  $3 per share and an expiration after March 23, 2019.

These Warrants may be exercised, in whole or in part, by the Holder during the Exercise Period by (i) the presentation and surrender of this Warrant to the Company along with a duly executed Notice of Exercise specifying the number of Warrant Shares to be purchased, and (ii) delivery of payment to the Company of the Exercise Price for the number of Warrant Shares specified in the Notice of Exercise.

As of June 30, 2011, the Company had 7,782 common stock warrants outstanding.

(c) 2001 stock plan

In 2001, the Board of Directors adopted a Stock Plan (“Plan”). Under the terms and conditions of the Plan, the Board of Directors is empowered to grant stock options to employees, consultants, officers and directors of the Company. Additionally, the Board will determine at the time of granting the vesting provision and whether the options will be qualified as Incentive Stock Options under Section 422 of the Internal Revenue Code (Section 422 provides certain tax advantages to the employee recipients). The Plan was approved by the shareholders of the Company on September 15, 2001. The total number of shares of common stock available under the Plan may not exceed 100. As of June 30, 2011, no options were granted under the Plan.

COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
COMMITMENTS AND CONTINGENCIES

Operating lease obligations

In December 2009, we relocated our office to a new space in Beijing consisting of 192.7 square feet. The term of the old lease was from September 1, 2009 to July 31, 2011; however, we terminated the old lease on December 11, 2009 as mutually agreed with the landlord and with no penalty to us. The new office lease is from December 11, 2009 to December 10, 2011 and provides for monthly lease payment of  $5,333 with two months of free rent.. Moreover, we also have entered into a second building lease for an office located in Beijing consisting of 10 square feet. The Beijing facilities lease is from July 3, 2010 to July 2, 2011 and provides for monthly lease payment of  $26. As of June 30, 2011, our total future commitments for minimum lease payments are as follows:

Within one year	$28,138

Rental expenses for the nine months ended June 30, 2011 and 2010 was  $46,609 and  $37,137 respectively.

LOSS PER SHARE	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
LOSS PER SHARE

The following data show the amounts used in computing loss per share and the weighted average number of shares for the three months ended June 30, 2011 and 2010.  As the Company has a loss, presenting diluted net earnings (loss) per share is considered anti-dilutive and not included in the consolidated statement of operations.

	For the Three Months Ended		For the Nine Months Ended
	June 30,		June 30,
	2011	2010	2011	2010
Net loss	$(56,335)	$(69,262)	$(180,547)	$(220,874)
Weighted average number of common shares outstanding – basic and diluted	3,272,311	3,272,311	3,272,311	3,272,311
Loss per share - basic and diluted	(0.02)	(0.02)	(0.05)	(0.07)